Nature of Business and Liquidity (Details) - USD ($) $ in Thousands	Mar. 27, 2020	Mar. 18, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Cash			$ 7,401	$ 13,857
Secured convertible debt				56,984	$ 49,067
Secured non-convertible debt				$ 178,483
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Cash			7,401
Working capital deficiency			$ 3,043
Percentage of ownership			71.60%
Glencore [Member] | Events after reporting period [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 20,000	$ 20,000
Glencore [Member] | Events after reporting period [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 30,000	$ 30,000